Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Parenthetical) (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2013 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Dec. 31, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") USD ($)	Apr. 30, 2012 Beijing Linkage Technology Co., Ltd. ("BLT") CNY
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investments under equity method, Percentage				45.00%	45.00%			45.00%	45.00%
Equity method investments	$ 0	0	9,750,000	$ 0	0		6,827,820	$ 1,100,000	6,800,000
Loans outstanding						800,000	5,300,000
Additional loan amount						$ 700,000	4,500,000